COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Employment contracts

The Company’s executive officers have entered employment contracts and confidentiality, non-disclosure and assignment of invention agreements. The employment agreements provide for the payment of $100,000 in severance upon termination of employment without cause and make no provisions for any payment upon a change of control.

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable.

On June 5, 2020 the Supreme Court of the State of New York, County of Nassau, issued a commencement of Action based on behalf of Power Up Lending Group, Ltd (“Power Up” or the “Claimant”). The Claimant request that due to the default of their note requesting a judgment for an amount of not less than $420,750. Among other claims Power Up asserts that the Company willfully failed to maintain the trading status, and manipulated its stock in its efforts to defraud the public and its investors by making false press statements and the like. The Company is denying any wrong-doing. However, the full requested amount has been included in the default calculation of the convertible debt. On January 20, 2021 the Supreme Court of the State of New York, County of Nassau, granted Power Up a summary judgement against the Company for Breach of Contact, awarding Power Up damages in the amount of $420,750.

Subsidiary commitments

The Company has signed an agreement with Pharmalectin Partners, LLC for them to acquire 50% of the Company’s Subsidiary for a total value of $5,050,000. The single use of this investment is to develop ProLectin-I for SARS-CoV-2 treatment. At the date of March 31, 2021, $1,400,000 has been invested in the research and development of this drug. If the outlined milestones are met, the remainder of the investment will be disbursed during the second quarter of 2021. If the outcome is successful, the shares can during a limited time, prior to commercialization, be converted into 17.5% of the Company’s outstanding common stock.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Employment contracts

The Company’s executive officers have entered employment contracts and confidentiality, non-disclosure and assignment of invention agreements. The employment agreements do not provide for the payment of any compensation to our executive officers but provide for the payment of $100,000 in severance upon termination of employment without cause and make no provisions for any payment upon a change of control.

Litigation

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. Legal fees for such matters are expensed as incurred and we accrue for adverse outcomes as they become probable and estimable.

On June 5, 2020 the Supreme Court of the State of New York, County of Nassau, issued a commencement of Action based on behalf of Power Up Lending Group, Ltd (“Power Up” or the “Claimant”). The Claimant request that due to the default of their note requesting a judgment for an amount of not less than $420,750. Among other claims Power Up asserts that the Company willfully failed to maintain the trading status, and manipulated its stock in its efforts to defraud the public and its investors by making false press statements and the like. The Company is denying any wrong-doing. However, the full requested amount has been included in the default calculation of the convertible debt.

Sales of Shares in Subsidiary

The Company has signed an agreement with Pharmalectin Partners, LLC for them to acquire 50% of the Company’s Subsidiary for a total value of $5,050,000. The single use of this investment is to develop ProLectin-I for SARS-CoV-2 treatment. At the date of December 31, 2020, $950,000 has been invested in the research and development of this drug. If the outlined milestones are met, the remainder of the investment will be disbursed during the first two quarters of 2021. If the outcome is successful, the shares can for a limited time, prior to commercialization, be converted into 17.5% of the Company’s outstanding common stock.